Shareholder Report, Line Graph (Details) - USD ($)	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024	Feb. 28, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020	Feb. 29, 2020	Aug. 31, 2019	Feb. 28, 2019	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Feb. 28, 2017	Aug. 31, 2016	Feb. 29, 2016	Aug. 31, 2015	Feb. 28, 2015
MP63 Fund
Account Value [Line Items]
Account Value	$ 23,286	$ 22,654	$ 20,699		$ 19,240	$ 18,660	$ 18,363	$ 19,582	$ 19,688	$ 17,333	$ 15,621	$ 14,177	$ 14,519	$ 13,709	$ 13,609	$ 12,859	$ 11,789	$ 11,516	$ 10,761	$ 9,475	$ 9,126	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	33,872	31,923	$ 28,606		25,109	21,929	21,656	23,756	24,399	20,414	18,601	15,549	15,255	14,371	14,822	13,729	12,387	11,724	10,657	9,381	9,468	10,000
I Shares Russell 1000 [Member]
Account Value [Line Items]
Account Value	$ 23,182	$ 22,223		$ 20,042	$ 18,376	$ 17,616	$ 16,950	$ 18,156	$ 18,109	$ 15,818	$ 13,289	$ 13,018	$ 13,188	$ 12,915	$ 13,129	$ 12,539	$ 11,697	$ 11,652	$ 10,502	$ 9,039	$ 9,322	$ 10,000